CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 636	$ 1,043
Restricted cash	0	1,311
Trade receivables, net	3,979	3,586
Other receivables	4,073	4,980
Due from related parties	5	5
Inventories	96	81
Prepaid expenses	1,122	646
Deferred charges, net	547	573
Total current assets	10,458	12,225
Restricted cash	31	31
Investments in Joint Ventures	528	1,040
Advance for acquisition of coal property	37,122	11,000
Vessels and other fixed assets, net	36,111	37,503
Other non-current assets	21	0
Total non-current assets	73,813	49,574
Total assets	84,271	61,799
Current liabilities
Current portion of long-term debt	60,775	78,739
Accounts payable, trade	17,785	13,434
Accrued liabilities	12,126	10,660
Senior convertible notes, net	63,603	62,552
Promissory notes payable	11,000	11,000
Derivative financial instruments	471	767
Due to related parties	244	90
Due to managing agent	184	184
Total current liabilities	166,188	177,426
Total liabilities	166,188	177,426
Commitments and contingencies
Shareholders' equity
Preference Shares, $0.01 par value, 500 million shares authorized, none issued	0	0
Common Shares, $0.01 par value, 1 billion shares authorized, 36.9 million and 26.5 million shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	369	265
Additional paid-in capital	779,271	700,502
Accumulated deficit	(859,516)	(815,031)
Total NewLead Holdings' shareholders' deficit	(79,876)	(114,264)
Noncontrolling interest	(2,041)	(1,363)
Total shareholders' equity	(81,917)	(115,627)
Total liabilities and shareholders' equity	$ 84,271	$ 61,799